Income Tax (Details)			12 Months Ended
	Apr. 01, 2018 USD ($)	Apr. 01, 2018 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets net			$ 123		$ 818
Preferential provision rate	8.25%	8.25%
Provision for current tax	$ 255,000	$ 2,000,000
Profit tax, percentage			100.00%	100.00%
Waiver of profit tax			$ 190	$ 1,500	$ 380	$ 3,000	$ 760	$ 6,000
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate			16.50%	16.50%